UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended: June 30 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           North Point Portfolio Managers Corporation
Address:        5910 Landerbrook Drive
                Suite 160
                Mayfield Heights, OH  44124

13F file number:   28-06059

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:   Diane M. Stack
Title:  Executive Vice President/Treasurer
Phone:  440-720-1105
Signature, Place and Date of Signing:

   Diane M. Stack Mayfield Heights Ohio  July 26 2001

Report Type (Check only one.);
[x]        13F HOLDING REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.







FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    45

Form 13F Information Table Value Total:    $111,373




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     3411 71052.37 SH       SOLE                 71052.37
ALCOA INC                      COM              013817101     2669 67730.00 SH       SOLE                 67730.00
AMERICAN INTL GROUP            COM              026874107     4516 53128.00 SH       SOLE                 53128.00
AMGEN INC.                     COM              031162100     3576 58927.00 SH       SOLE                 58927.00
APPLIED MATERIALS INC.         COM              038222105     2607 53090.00 SH       SOLE                 53090.00
AVERY DENNISON                 COM              053611109     3072 60170.00 SH       SOLE                 60170.00
BB&T CORP.                     COM              054937107     4009 109236.00SH       SOLE                109236.00
BJ'S WHOLESALE CLUB INC.       COM              05548J106     4249 79770.00 SH       SOLE                 79770.00
BOEING                         COM              097023105     2051 36887.26 SH       SOLE                 36887.26
CINTAS CORP.                   COM              172908105     3019 65272.00 SH       SOLE                 65272.00
CISCO SYSTEMS                  COM              17275R102     1662 91325.00 SH       SOLE                 91325.00
DOLLAR GENERAL                 COM              256669102     2302 118050.00SH       SOLE                118050.00
DOVER CORP.                    COM              260003108     2707 71905.00 SH       SOLE                 71905.00
ECOLAB INC                     COM              278865100     2061 50295.00 SH       SOLE                 50295.00
EMERSON ELECTRIC               COM              291011104     2380 39335.00 SH       SOLE                 39335.00
EXPEDITORS INTL                COM              302130109     4077 67945.00 SH       SOLE                 67945.00
EXXON-MOBIL                    COM              30231G102     3757 43014.00 SH       SOLE                 43014.00
GENERAL ELECTRIC               COM              369604103      561 11508.00 SH       SOLE                 11508.00
GLIATECH INC.                  COM              37929C103      531 124975.00SH       SOLE                124975.00
HARMONIC INC.                  COM              413160102     1030 102975.00SH       SOLE                102975.00
HENRY (JACK) & ASSOC., INC.    COM              426281101     4374 141110.00SH       SOLE                141110.00
HEWLETT-PACKARD                COM              428236103     2216 77477.07 SH       SOLE                 77477.07
IBM                            COM              459200101      219  1936.00 SH       SOLE                  1936.00
ILLINOIS TOOL WORKS            COM              452308109     3135 49525.00 SH       SOLE                 49525.00
IMATRON INCORPORATED           COM              452906100       67 33400.00 SH       SOLE                 33400.00
INTEL                          COM              458140100     2536 86697.00 SH       SOLE                 86697.00
KEYCORP                        COM              493267108      544 20892.90 SH       SOLE                 20892.90
LEGGETT & PLATT                COM              524660107     2332 105870.00SH       SOLE                105870.00
LEXMARK INTL GROUP INC. - CL A COM              529771107     2608 38785.00 SH       SOLE                 38785.00
MCDONALD'S                     COM              580135101     2541 93909.00 SH       SOLE                 93909.00
MERCK                          COM              589331107      387  6058.04 SH       SOLE                  6058.04
MICROSOFT                      COM              594918104     3896 53372.00 SH       SOLE                 53372.00
MOTOROLA                       COM              620076109     1873 113118.75SH       SOLE                113118.75
NORTEL NETWORKS CORP           COM              656568102      814 90170.00 SH       SOLE                 90170.00
PEPSICO                        COM              713448108     3311 74905.00 SH       SOLE                 74905.00
PFIZER                         COM              717081103     3792 94687.00 SH       SOLE                 94687.00
PROCTER & GAMBLE               COM              742718109     2571 40305.00 SH       SOLE                 40305.00
ROYAL DUTCH PETROLEUM          COM              780257804     3027 51945.00 SH       SOLE                 51945.00
SBC COMMUNICATIONS             COM              78387G103     1996 49816.00 SH       SOLE                 49816.00
SCHERING-PLOUGH                COM              806605101     2762 76204.00 SH       SOLE                 76204.00
SCHWAB (CHARLES) CORP          COM              808513105     2038 129405.00SH       SOLE                129405.00
SOVEREIGN BANCORP              COM              845905108     2526 194271.00SH       SOLE                194271.00
WALGREEN                       COM              931422109      424 12302.90 SH       SOLE                 12302.90
WATSON PHARMACEUTICALS         COM              942683103     4422 71735.00 SH       SOLE                 71735.00
WELLS FARGO COMPANY            COM              949746101     2717 58515.00 SH       SOLE                 58515.00